Consolidated Statements of Cash Flows (Unaudited) - CAD ($) $ in Thousands	3 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Cash provided by (used in):
Net income	$ 5,566	$ 5,290
Adjustments to determine net cash flows:
Provision for credit losses	2	57
Stock-based compensation	196	0
Income tax provision	2,062	1,988
Interest income	(24,720)	(21,515)
Interest expense	7,835	7,141
Amortization	490	449
Foreign exchange rate changes on debt	2,430	0
Interest received	23,594	20,572
Interest paid	(9,406)	(10,487)
Income taxes paid	(2,820)	0
Loans	(111,400)	(137,908)
Deposits	(3,385)	100,357
Change in other assets and liabilities	(3,308)	7,577
Net cash flows from (used in) operating activities	(112,864)	(26,479)
Acquisition of DBG, net of cash acquired	0	(7,473)
Purchase of property and equipment	(32)	(67)
Net cash flows from (used in) investing activities	(32)	(7,540)
Financing:
Repayment of loan assumed from DBG	0	(1,410)
Redemption of securitization liability	0	(8,631)
Dividends paid	(934)	(1,070)
Repayment of lease obligations	(169)	(136)
Income taxes paid	0	(362)
Net cash flows from (used in) financing activities	(1,103)	(11,609)
Change in cash	(113,999)	(45,628)
Effect of exchange rate changes on cash	(2,285)	0
Cash, beginning of the period	271,523	257,644
Cash, end of the period	$ 155,239	$ 212,016